UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $616,042 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    45420  1866835 SH       SOLE                  1866835        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    28398   869500 SH       SOLE                   869500        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206    22975   625000 SH       SOLE                   625000        0        0
COMMSCOPE INC                  COM              203372107    29044  2556725 SH       SOLE                  2556725        0        0
COMMSCOPE INC                  COM              203372107     7384   650000 SH  PUT  SOLE                   650000        0        0
ENTERGY CORP NEW               COM              29364G103    18732   275100 SH       SOLE                   275100        0        0
GOOGLE INC                     CL A             38259P508    15454    44400 SH       SOLE                    44400        0        0
HEWLETT PACKARD CO             COM              428236103    60881  1898977 SH       SOLE                  1898977        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      687  2545850 SH       SOLE                  2545850        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    16754  1908220 SH       SOLE                  1908220        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     1518  1100000 SH       SOLE                  1100000        0        0
MONSANTO CO NEW                COM              61166W101    16620   200000 SH       SOLE                   200000        0        0
PHILIP MORRIS INTL INC         COM              718172109    21348   600000 SH       SOLE                   600000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552     3427    65000 SH       SOLE                    65000        0        0
QUALCOMM INC                   COM              747525103    26097   670700 SH       SOLE                   670700        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    20764   230000 SH       SOLE                   230000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    44237   490000 SH  CALL SOLE                   490000        0        0
SPDR TR                        UNIT SER 1       78462F103    79520  1000000 SH  CALL SOLE                  1000000        0        0
SPDR TR                        UNIT SER 1       78462F103    79520  1000000 SH  PUT  SOLE                  1000000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    23101  2053416 SH       SOLE                  2053416        0        0
WENDYS ARBYS GROUP INC         COM              950587105    19742  3924916 SH       SOLE                  3924916        0        0
WORTHINGTON INDS INC           COM              981811102     4481   514500 SH  PUT  SOLE                   514500        0        0
XL CAP LTD                     CL A             G98255105    29938  5483117 SH       SOLE                  5483117        0        0